Smead Value Fund
Smead Value Fund
Investment Objective.
The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 27 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Smead Value Fund		Smead Value Fund Class A Shares	Smead Value Fund Investor Class Shares	Smead Value Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 18 months of purchase)	[1]	1.00%	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smead Value Fund		Smead Value Fund Class A Shares		Smead Value Fund Investor Class Shares	Smead Value Fund Institutional Class Shares
Management Fees		0.75%		0.75%	0.75%
Distribution (12b-1) Fees		0.25%		0.25%	none
Other Expenses		0.29%	[1]	0.29%	0.29%
Shareholder Servicing Fee	[2]	0.25%		none	none
Total Annual Fund Operating Expenses	[3]	1.54%		1.29%	1.04%
[1]	Because Class A shares are new, these expenses are estimated based on the other expenses of the Investor Class shares of the Fund for the fiscal year ended November 30, 2013.
[2]	The Fund has adopted a maximum Shareholder Servicing Fee of 0.25% for Class A shares.
[3]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses, which are less than 0.01% of the Fund's average net assets.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Smead Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Smead Value Fund Class A Shares	157	506	883	1,942
Smead Value Fund Investor Class Shares	131	409	708	1,556
Smead Value Fund Institutional Class Shares	106	331	574	1,271

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.32% of the average value of its portfolio.

Principal Investment Strategies.
To achieve its investment objective, the Fund will maintain approximately 25-30 companies in its portfolio and will invest in the common stocks of large capitalization (“large-cap”) U.S. companies.  The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion.

The Adviser selects the Fund’s investments by screening large-cap companies using the following eight criteria:

Required over entire holding period

•	products or services that meet a clear economic need;

•	strong competitive advantage (wide moats or barriers to entry);

•	long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);

•	generates high levels of cash flow;

•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);

Favored, but not required

•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);

•	strong balance sheet; and

•	strong management (directors and officers) ownership (preferably with recent purchases).

The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term.  The Adviser maintains a sell discipline that is designed to manage overall portfolio risk by protecting against significant downside exposure of each security.  The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.

Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Performance.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, three year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://smeadcap.com/smead-funds or by calling the Fund toll-free at 877-807-4122.

Investor Class Shares1 Calendar Year Returns as of December 31

1 The returns shown in the bar chart are for Investor Class shares.  The Institutional Class and Class A shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.  The sales charges (loads) applicable to Class A shares are not reflected in the bar chart above presented for the Investor Class shares of the Fund, and if these amounts were reflected, returns may be less than those shown above.

The Fund’ calendar year-to-date return for the Fund as of December 31, 2013 was 37.53%.  During the period shown in the bar chart, the best performance for a quarter was 18.66% (for the quarter ended September 30, 2009) and the worst performance was -13.85% (for the quarter ended June 30, 2010).

Average Annual Total Returns (Periods Ended December 31, 2013)
Average Annual Returns Smead Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Smead Value Fund Class A Shares	Class A Shares Return Before Taxes	37.19%	21.72%	7.39%	Jan. 24, 2014
Smead Value Fund Investor Class Shares	Investor Class Shares Return Before Taxes	37.53%	22.02%	7.66%	Jan. 02, 2008
Smead Value Fund Institutional Class Shares	Institutional Share Class Return Before Taxes	37.88%	22.26%	7.83%	Dec. 18, 2009
After Taxes on Distributions Smead Value Fund Investor Class Shares	Investor Class Shares Return After Taxes on Distributions	36.49%	21.74%	7.41%
After Taxes on Distributions and Sale of Fund Shares Smead Value Fund Investor Class Shares	Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	22.07%	18.12%	6.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.29%	17.97%	6.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	5.57%

Investor Class shares of the Fund commenced operations on January 2, 2008.  Institutional Class shares of the Fund commenced operations on December 18, 2009.  Performance shown for Institutional Class shares prior to its inception (Five Years and Since Inception) reflects the performance of Investor Class shares.  Class A shares of the Fund commenced operations on January 24, 2014.  Performance shown for Class A shares prior to its inception (One Year, Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class A expenses.

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class and Class A shares.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).